Note 11 - Other Comprehensive Income (Details) - Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains (losses) arising during period, pretax		$ (17,074,720)	$ 12,863,346
Unrealized holding gains (losses) arising during period, tax		(5,805,405)	4,356,021
Unrealized holding gains (losses) arising during period, net of tax		(11,269,315)	8,507,325
Reclassification adjustment for losses (gains) included in income, pretax	[1]	(735,567)	(710,632)
Reclassification adjustment for losses (gains) included in income, tax	[2]	(250,093)	(224,098)
Reclassification adjustment for losses (gains) included in income, net of tax		(485,474)	(486,534)
Adjustment for effect of deferred acquisition costs, pretax		462,249	(293,231)
Adjustment for effect of deferred acquisition costs, tax		157,165	(99,699)
Adjustment for effect of deferred acquisition costs, net of tax		305,084	(193,532)
Net unrealized gains (losses) on investments, pretax		(17,348,038)	11,859,483
Net unrealized gains (losses) on investments, tax		(5,898,333)	4,032,224
Net unrealized gains (losses) on investments, net of tax		(11,449,705)	7,827,259
Change in defined benefit pension plan:
Acutarial net loss on pension plan, pretax		(1,515,949)	(3,231,218)
Acutarial net loss on pension plan, tax		(515,422)	(1,098,614)
Acutarial net loss on pension plan, net of tax		(1,000,527)	(2,132,604)
Amortization of actuarial net loss in net periodic pension cost, pretax	[3]	762,233	390,413
Amortization of actuarial net loss in net periodic pension cost, tax	[2]	259,159	132,740
Amortization of actuarial net loss in net periodic pension cost, net of tax		503,074	257,673
Net change in defined benefit pension plan, pretax		(753,716)	(2,840,805)
Net change in defined benefit pension plan, tax		(256,263)	(965,874)
Net change in defined benefit pension plan, net of tax		(497,453)	(1,874,931)
Total other comprehensive income (loss), pretax		(18,101,754)	9,018,678
Total other comprehensive income (loss), tax		(6,154,596)	3,066,350
Total other comprehensive income (loss), net of tax		$ (11,947,158)	$ 5,952,328

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).